Non-current assets - property, plant and equipment	6 Months Ended
Jun. 30, 2026
Non-current assets - property, plant and equipment [Abstract]
Non-current assets - property, plant and equipment
Note 8. Non-current assets - property, plant and equipment
	30-Jun-2026	31-Dec-2025
	$'000	$'000

Leasehold improvements - at cost	88	88
Less: Accumulated depreciation	(23)	(3)
	65	85

Plant and equipment - at cost	626	626
Less: Accumulated depreciation	(437)	(376)
	189	250

	254	335

Reconciliations
Reconciliations of the written down values at the beginning and end of the current period-end and previous financial year are set out below:
	Leasehold improvements	Plant and equipment	Total
	$'000	$'000	$'000

Balance at 1 July 2025	-	289	289
Additions	-	20	20
Transfers in/(out)	88	-	88
Depreciation expense	(3)	(59)	(62)

Balance at 31 December 2025	85	250	335
Depreciation expense	(20)	(61)	(81)

Balance at 30 June 2026	65	189	254

Plant and equipment assets are stated at cost less accumulated depreciation and any impairment in value. Depreciation is calculated on a straight-line basis over the useful life of the asset being between 1-4 years.

An item of plant and equipment is derecognised upon disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the item) is included in the statement of profit and loss in the period the item is derecognised.
The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year end adjusted prospectively, if appropriate. At each reporting date, the Group assesses whether there is any indication that an asset may be impaired. Where an indicator of impairment exists, the Group makes a formal estimate of the recoverable amount. Where the carrying amount of an asset exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. Recoverable amount is the greater of fair value less costs to sell and value in use.